Long-Term Commitments (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Net rental costs	$ 354	$ 367	$ 381
Rentals from subleases	$ 8	$ 9	$ 14
Office Building | Lease Concentration Risk | Lease Obligations
Concentration Risk [Line Items]
Lease obligations for office space	99.00%